Other Financial Information (Details4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	$ (17,666)	$ (70,598)	$ (14,114)
Net cash used in investing activities	(17,632)	(70,598)	(14,114)
FINANCING ACTIVITIES [Abstract]
Payments of obligations under capital leases	1,519	1,040	1,771
Repayments of Long-term Debt	70	126,755	5,240
Proceeds from issuance of Senior Notes	0	200,000	0
Proceeds from long-term debt	0	0	293
Acquisition of noncontrolling interest	0	8,638	0
Debt issuance costs	0	6,797	525
Decrease/(increase) in restricted cash	0	564	(206)
Cash and cash equivalents, beginning of year	40,529	39,204	26,927
Cash and cash equivalents, end of year	45,538	40,529	39,204
Navios South American Logistics Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	(86)	5
FINANCING ACTIVITIES [Abstract]
Transfer to/ from affiliate		(193,635)
Proceeds from issuance of Senior Notes		200,000
Debt issuance costs	86	(6,289)
Net cash (used in)/provided by financing activities Note	86	76
Net increase in cash and cash equivalents		81
Cash and cash equivalents, beginning of year	81
Cash and cash equivalents, end of year	81	81
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	24,284	15,133	33,495
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	(17,620)	(70,553)	(14,114)
Net cash used in investing activities	(17,620)	(70,553)	(14,114)
FINANCING ACTIVITIES [Abstract]
Transfer to/ from affiliate		193,635
Dividends paid			(470)
Payments of obligations under capital leases	(1,519)	(1,040)	(1,771)
Repayments of Long-term Debt	0	(126,687)	(5,171)
Proceeds from long-term debt			293
Capital contibutions		(136)
Acquisition of noncontrolling interest		(8,638)
Debt issuance costs	(86)	(508)	(525)
Net cash (used in)/provided by financing activities Note	(1,605)	57,190	(7,644)
Net increase in cash and cash equivalents	5,059	1,770	11,737
Cash and cash equivalents, beginning of year	40,111	38,341	26,604
Cash and cash equivalents, end of year	45,170	40,111	38,341
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	32	(549)	609
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	(12)		0
Net cash used in investing activities	(12)		0
FINANCING ACTIVITIES [Abstract]
Repayments of Long-term Debt	(70)	(68)	(69)
Net cash (used in)/provided by financing activities Note	(70)	68	(69)
Net increase in cash and cash equivalents	(50)	(526)	540
Cash and cash equivalents, beginning of year	337	863
Cash and cash equivalents, end of year	$ 287	$ 337	$ 863